Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED EQUITY FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 30, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Federated Clover Small Value Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER VSFAX)
CLASS C SHARES (TICKER VSFCX)
CLASS R SHARES (TICKER VSFRX)
INSTITUTIONAL SHARES (TICKER VSFIX)
CLASS R6 SHARES (TICKER VSFSX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2019

The Board of Trustees of Federated Equity Funds, on behalf of Federated Clover Small Value Fund (the "Fund"), has approved the replacement of Federated Global Investment Management Corp. ("Fed Global") with Federated Equity Management Company of Pennsylvania (FEMCOPA) as Adviser to the Fund, effective March 31, 2020. Fed Global and FEMCOPA are affiliated and each is a wholly-owned investment adviser subsidiary of Federated Hermes, Inc. Mr. Stephen K. Gutch, as an employee of FEMCOPA, will continue to serve in his current capacity as portfolio manager to the Fund, and there will be no changes to the Fund's fees and expenses.

Federated Clover Small Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Federated Clover Small Value Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER VSFAX)
CLASS C SHARES (TICKER VSFCX)
CLASS R SHARES (TICKER VSFRX)
INSTITUTIONAL SHARES (TICKER VSFIX)
CLASS R6 SHARES (TICKER VSFSX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2019

The Board of Trustees of Federated Equity Funds, on behalf of Federated Clover Small Value Fund (the "Fund"), has approved the replacement of Federated Global Investment Management Corp. ("Fed Global") with Federated Equity Management Company of Pennsylvania (FEMCOPA) as Adviser to the Fund, effective March 31, 2020. Fed Global and FEMCOPA are affiliated and each is a wholly-owned investment adviser subsidiary of Federated Hermes, Inc. Mr. Stephen K. Gutch, as an employee of FEMCOPA, will continue to serve in his current capacity as portfolio manager to the Fund, and there will be no changes to the Fund's fees and expenses.